Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current
China	$ 11,803	$ 298,935
Deferred
China	380,302	(150,615)	175,435
Total income tax expense	$ 392,105	$ 148,320	$ 175,435